Note 13 - Warrants (Tables)	12 Months Ended
Nov. 30, 2012
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Warrant	Exercise price	Number outstanding	Expiry	Shares issuable upon exercise
Series B	2.50	3,470,000	February 1, 2013	1,735,000
Agent	3.125	96,000	March 30, 2014	96,000
Series A	2.50	3,720,000	February 1, 2016	1,860,000
		7,286,000		3,691,000

Schedule of Warrant Transactions [Table Text Block]
	November 30, 2012	November 30, 2011

Outstanding, beginning of year	8,979,275	357,237
Issued during the year	-	9,696,000
Exercised during the year	(1,450,000)	(960,000)
Expired during the year	(243,275)	(113,962)
Outstanding, end of year	7,286,000	8,979,275

Schedule of Fair Value Assumptions for Warrants [Table Text Block]
Warrant	Warrants outstanding	Volatility	Risk free rate	Expected life (years)
		%	%

Series A	3,720,000	54.90	0.37%	3.1
Series B	3,470,000	48.20	0.18%	0.2
Agent	96,000	46.15	0.18%	1.1